Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Beginning of period	$ 42,031	$ 46,000
Expenditures	(10,500)	(11,200)
Provisions	12,600	10,200
End of period	$ 44,061	$ 45,000